Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,453,000.00
Previously Paid Amount	0.00
Total Fee Amount	200.66
Total Offset Amount	0.00
Net Fee	200.66
Narrative - Max Aggregate Offering Price	$ 1,453,000.00
Final Prospectus	true